2024 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
March 31, 2024
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Growth Strategy Fund 7
Equity Growth Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
March 31, 2024 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2024. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
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this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 160,961 2,137
Domestic Equities - 17.4%
RIF U.S. Small Cap Equity Fund 123,616 1,835
RIF U.S. Strategic Equity Fund 501,541 10,547
12,382
Fixed Income - 51.4%
RIC Long Duration Bond Fund Class Y 521,696 4,221
RIC Short Duration Bond Fund Class Y 188,708 3,517
RIF Strategic Bond Fund 3,286,131 28,819
36,557
International Equities - 20.3%
RIC Emerging Markets Fund Class Y 91,151 1,436
RIC Global Equity Fund Class Y 1,114,981 11,206
RIF International Developed Markets Fund 144,652 1,799
14,441
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 602,207 5,721
Total Investments in Affiliated Funds
(cost $68,894) 71,238
Total Investments - 100.1%
(identified cost $68,894) 71,238
Other Assets and Liabilities, Net - (0.1)%
(49)
Net Assets - 100.0%
71,189

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,122 $ 44 $ 13 $ (2) $ (14) $ 2,137 $ 13 $ —
RIF U.S. Small Cap Equity Fund 1,778 60 100 10 87 1,835 21 —
RIF U.S. Strategic Equity Fund 10,279 145 845 95 873 10,547 145 —
RIC Long Duration Bond Fund 4,225 136 38 1 (103) 4,221 39 —
RIC Short Duration Bond Fund 3,496 40 21 — 2 3,517 24 —
RIF Strategic Bond Fund 28,968 281 235 (33) (162) 28,819 — —
RIC Emerging Markets Fund 1,430 28 83 (11) 72 1,436 — —
RIC Global Equity Fund 10,985 15 747 27 926 11,206 — —
RIF International Developed
Markets Fund 1,788 27 76 9 51 1,799 12 —
RIC Multi-Strategy Income Fund 5,661 13 80 (2) 129 5,721 — —
$ 70,732 $ 789 $ 2,238 $ 94 $ 1,861 $ 71,238 $ 254 $ —

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.5%
RIC Global Infrastructure Fund Class Y 492,641 4,330
RIF Global Real Estate Securities Fund 406,532 5,399
9,729
Domestic Equities - 20.4%
RIF U.S. Small Cap Equity Fund 527,448 7,828
RIF U.S. Strategic Equity Fund 1,742,284 36,640
44,468
Fixed Income - 31.6%
RIC Long Duration Bond Fund Class Y 913,558 7,391
RIC Short Duration Bond Fund Class Y 224,464 4,184
RIF Strategic Bond Fund 6,501,489 57,018
68,593
International Equities - 36.5%
RIC Emerging Markets Fund Class Y 415,986 6,552
RIC Global Equity Fund Class Y 6,584,075 66,170
RIF International Developed Markets Fund 527,869 6,566
79,288
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,603,092 15,229
Total Investments in Affiliated Funds
(cost $198,492) 217,307
Total Investments - 100.0%
(identified cost $198,492) 217,307
Other Assets and Liabilities, Net - (0.0)%
(100)
Net Assets - 100.0%
217,207

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,263 $ 38 $ 21 $ — $ 50 $ 4,330 $ — $ —
RIF Global Real Estate Securities
Fund 5,407 85 51 (8) (34) 5,399 31 —
RIF U.S. Small Cap Equity Fund 7,635 96 307 28 376 7,828 91 —
RIF U.S. Strategic Equity Fund 35,322 502 2,525 209 3,132 36,640 503 —
RIC Long Duration Bond Fund 7,456 132 19 1 (179) 7,391 69 —
RIC Short Duration Bond Fund 4,111 71 — — 2 4,184 28 —
RIF Strategic Bond Fund 57,008 394 — — (384) 57,018 — —
RIC Emerging Markets Fund 6,397 12 131 (6) 280 6,552 — —
RIC Global Equity Fund 64,182 — 3,609 129 5,468 66,170 — —
RIF International Developed
Markets Fund 6,479 42 173 12 206 6,566 42 —
RIC Multi-Strategy Income Fund 14,943 16 67 (3) 340 15,229 — —
$ 213,203 $ 1,388 $ 6,903 $ 362 $ 9,257 $ 217,307 $ 764 $ —

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.3%
RIC Global Infrastructure Fund Class Y 410,110 3,605
RIF Global Real Estate Securities Fund 474,879 6,306
9,911
Domestic Equities - 31.8%
RIF U.S. Small Cap Equity Fund 578,798 8,589
RIF U.S. Strategic Equity Fund 2,396,344 50,395
58,984
Fixed Income - 13.6%
RIC Long Duration Bond Fund Class Y 755,340 6,111
RIC Opportunistic Credit Fund Class Y 420,422 3,548
RIF Strategic Bond Fund 1,782,174 15,630
25,289
International Equities - 41.4%
RIC Emerging Markets Fund Class Y 526,448 8,291
RIC Global Equity Fund Class Y 5,433,621 54,608
RIF International Developed Markets Fund 1,119,500 13,927
76,826
Multi-Asset - 7.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,397,605 14,661
Total Investments in Affiliated Funds
(cost $156,265) 185,671
Total Investments - 100.0%
(identified cost $156,265) 185,671
Other Assets and Liabilities, Net - (0.0)%
(82)
Net Assets - 100.0%
185,589

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,518 $ 47 $ 3 $ — $ 43 $ 3,605 $ — $ —
RIF Global Real Estate Securities
Fund 6,294 82 21 (4) (45) 6,306 37 —
RIF U.S. Small Cap Equity Fund 8,193 105 151 8 434 8,589 99 —
RIF U.S. Strategic Equity Fund 47,005 690 1,850 156 4,394 50,395 690 —
RIC Long Duration Bond Fund 6,143 122 6 — (148) 6,111 57 —
RIC Opportunistic Credit Fund 3,440 32 — — 76 3,548 — —
RIF Strategic Bond Fund 15,548 187 — — (105) 15,630 — —
RIC Emerging Markets Fund 7,853 102 9 (2) 347 8,291 — —
RIC Global Equity Fund 51,525 — 1,496 68 4,511 54,608 — —
RIF International Developed
Markets Fund 13,394 135 64 2 460 13,927 87 —
RIC Multi-Asset Growth Strategy
Fund 14,032 56 — — 573 14,661 — —
$ 176,945 $ 1,558 $ 3,600 $ 228 $ 10,540 $ 185,671 $ 970 $ —

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.5%
RIC Global Infrastructure Fund Class Y 110,173 968
RIF Global Real Estate Securities Fund 162,866 2,163
3,131
Domestic Eq uities - 36.3%
RIF U.S. Small Cap Equity Fund 181,600 2,695
RIF U.S. Strategic Equity Fund 704,236 14,810
17,505
Fixed Income - 4.4%
RIC Long Duration Bond Fund Class Y 145,130 1,174
RIC Opportunistic Credit Fund Class Y 112,139 947
2,121
International Equities - 44.9%
RIC Emerging Markets Fund Class Y 182,017 2,867
RIC Global Equity Fund Class Y 1,390,445 13,974
RIF International Developed Markets Fund 384,906 4,788
21,629
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 364,620 3,825
Total Investments in Affiliated Funds
(cost $39,732) 48,211
Total Investments - 100.1%
(identified cost $39,732) 48,211
Other Assets and Liabilities, Net - (0.1)%
(34)
Net Assets - 100.0%
48,177

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended March 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 913 $ 50 $ 7 $ — $ 12 $ 968 $ — $ —
RIF Global Real Estate Securities
Fund 2,115 107 45 (8) (6) 2,163 12 —
RIF U.S. Small Cap Equity Fund 2,616 73 131 1 136 2,695 31 —
RIF U.S. Strategic Equity Fund 13,960 324 802 36 1,292 14,810 200 —
RIC Long Duration Bond Fund 1,142 81 22 — (27) 1,174 11 —
RIC Opportunistic Credit Fund 908 32 13 — 20 947 — —
RIC Emerging Markets Fund 2,759 71 83 (13) 133 2,867 — —
RIC Global Equity Fund 13,349 87 626 10 1,154 13,974 — —
RIF International Developed
Markets Fund 4,608 113 92 1 158 4,788 30 —
RIC Multi-Asset Growth Strategy
Fund 3,662 84 70 (5) 154 3,825 — —
$ 46,032 $ 1,022 $ 1,891 $ 22 $ 3,026 $ 48,211 $ 284 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — March 31, 2024 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund's investments that do not have readily available market quotations, the Fund's Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the
Funds' adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2024 (Unaudited)
12 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of March 31, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495